Accounts Receivable, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement of allowances
Provision, net of recoveries	15,383	91,016	187,130
Allowance for doubtful accounts
Movement of allowances
Balance at beginning of the year	280,987	189,971	32,591
Allowance made during the year	71,104	125,691	200,446
Recoveries	(55,721)	(34,675)	(13,316)
Amount written off against the allowance	(20,844)		(29,750)
Balance at end of the year	275,526	280,987	189,971